Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Parenthetical) (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Deposits	$ 140	$ 146	$ 120
Bifurcated embedded derivative liabilities			$ 431
Bifurcated embedded derivative assets	$ 155	$ 303